Income taxes	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income taxes

20 Income taxes

Income taxes comprise current and deferred taxes. It is recognized in profit or loss except to the extent that it relates to items directly recognized in other comprehensive income (loss).

20.1	Current income taxes

Current income taxes comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

As of December 31, 2024, the amount of income tax and social contribution presented in the current assets is R$ 782 (2023: R$ 428) and in non-current assets, the amount is R$ 295 as of December 31, 2024 (2023: R$ 292).

(a) Reconciliation of effective tax rate

	Note	2024	2023	2022

(Loss) profit before income taxes		(17,733)	(6,192)	47

Income taxes at the rate of 34%		6,029	2,105	(16)
		-	-	-
Permanent adjustments to the income taxes calculation basis		-	-	-
Income taxes on equity in results of investees		(7)	2	12
Thin capitalization		(1,154)	(613)	(360)
Tax effects on gain on the sale of subsidiary Cetrel	1	144
Reduction of tax loss				(892)
Difference of rate applicable to each country		914	770	1,030
Taxes on dividends distribution			(836)	(455)
International Tax Reform - Pilar Two	22(d)	(197)
Other permanent adjustments		(48)	(126)	(187)

Effect of income taxes on results of operations		5,681	1,302	(868)

Current income taxes expense		(613)	(191)	(1,004)
Current income tax - Pilar Two		(197)
Deferred income taxes benefit		6,491	1,493	136
Total		5,681	1,302	(868)

Effective rate		32.0%	21.0%	1846.8%

20.2	Deferred income taxes

Deferred income taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for the Company and its subsidiaries individually.

The measurement of deferred taxes reflects the tax consequences that would follow from how the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Annually, the Company revises its projection of taxable income based on its Business Plan.

The Business Plan is prepared annually by the Executive Board, and its main variables include projections for the prices of the products produced by the Company, the prices of raw materials, the growth in gross domestic product of each country in which the Company operates, exchange rate variation, interest rates, inflation rates and fluctuations in supply and demand for inputs and finished goods.

In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(a)	Changes in deferred tax balances

Assets	At December 31,2022	Impact on the P&L	Other comprehensive income	At December 31,2023	Impact on the P&L	Other comprehensive income	At December 31,2024
Tax losses	2,398	1,487		3,885	3,534		7,419
Exchange variations	3,343	674	(1,948)	2,069	2,429	2,120	6,618
Provisions	4,566	(652)	8	3,922	971	(3)	4,890
Lease	1,197	429	0	1,626	94	0	1,720
Tax credits	698	83	0	781	23	0	804
Other	119	31	0	150	(25)	0	125
	12,321	2,052	(1,940)	12,433	7,026	2,117	21,576

Liabilities
Amortization of goodwill	722	(1)	0	721	(5)	0	716
Tax depreciation	4,052	4	0	4,056	625	0	4,681
PIS and COFINS credit - exclusion of ICMS from the calculation basis	189	0	0	189	1	0	190
Provisions	420	315	16	751	287	0	1,038
Right of use of assets	1,116	477	0	1,593	(47)	0	1,546
Present value adjustment and amortized cost	424	(228)	(2)	194	94	364	652
Amortization of fair value adjustments on the assets from the acquisition of Braskem Qpar	186	(37)	(34)	115	47	0	162
Other	6	29	13	48	(467)	435	16
	7,115	559	(7)	7,667	535	799	9,001

Net	5,206	1,493	(1,933)	4,766	6,491	1,318	12,575

Presentation in the statement of financial position:
Non-current assets	6,359			6,443			13,882
(-) Non-current liabilities	1,153			1,677			1,307

(b)	Offset for the purpose of presentation in the consolidated statement of financial position

	2024			2023
	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem	16,315	(4,047)	12,268	9,590	(3,744)	5,846
Braskem Argentina	-	-	-	-	(6)	(6)
Braskem America	494	(1,767)	(1,273)	390	(1,364)	(974)
Braskem Europe	24	(17)	7	24	(15)	9
Braskem Green	-	(24)	(24)	-	-	-
Braskem Holanda	355	(195)	160	91	12	103
Braskem Idesa	3,612	(2,284)	1,328	1,840	(2,531)	(691)
Braskem Mexico Serviços	14	-	14	59	-	59
Braskem Mexico	657	(654)	3	333	-	333
B&TC	-	(10)	(10)	4	(8)	(4)
BTS	-	-	-	-	-	-
Cetrel	-	-	-	34	(4)	30
DAC	-	-	-	25	(2)	23
ER Plastic	5	-	5	-	-	-
Terminal Quimica	56	-	56	13	-	13
Voqen	16	-	16	-	(2)	(2)
Wise	28	(3)	25	30	(3)	27
	21,576	(9,001)	12,575	12,433	(7,667)	4,766

Deferred tax assets			13,882			6,443
Deferred tax liabilities			(1,307)			(1,677)
Balance			12,575			4,766

(c)	Realization of tax losses

There were no events indicating that the carrying amount exceeds its recoverable amount as of December 31, 2024 and 2023.

(d)	International Tax Reform - Pillar two model rules

The Company is within the scope of the International Tax Reform – Pillar Two Model Rules and operates in the Netherlands and Germany, where the legislation has been effective since January 1, 2024. However, the Company only recorded an additional expense in the Netherlands in the amount of R$ 197 (2023: R$ 0), where its effective tax rate is less than 15%.

On December 30, 2024, Brazil enacted new tax legislation to implement a supplementary national minimum tax, which has become effective from January 1, 2025. However, the Company does not currently expect material impacts in this jurisdiction.

The Company applied mandatory temporary exemption to the recognition of deferred taxes for the impacts of the complementary tax rate.